Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
401(k) Plan
Defined contribution plan
Employer's contribution for eligible employees (as a percent)	3.00%
Vesting percentage for employer contribution	100.00%
Amount contributed in the plan	$ 4.8	$ 3.9	$ 3.6
401(k) Plan | Period effective January 1, 2010
Defined contribution plan
Period of service after which employer contribution vests	2 years
LIN Television Corporation Supplemental Income Deferral Plan
Defined contribution plan
Amount contributed in the plan	0.5	0.5	0.2
LIN Television Corporation Supplemental Income Deferral Plan | Minimum
Defined contribution plan
Percentage of base salaries which can be deferred	5.00%
Percentage of annual non-equity incentive awards which can be deferred	5.00%
LIN Television Corporation Supplemental Income Deferral Plan | Maximum
Defined contribution plan
Percentage of base salaries which can be deferred	80.00%
Percentage of annual non-equity incentive awards which can be deferred	100.00%
LIN Television | 401(k) Plan
Defined contribution plan
Employer's contribution for eligible employees (as a percent)	3.00%
Vesting percentage for employer contribution	100.00%
Amount contributed in the plan	4.8	3.9	3.6
LIN Television | 401(k) Plan | Period effective January 1, 2010
Defined contribution plan
Period of service after which employer contribution vests	2 years
LIN Television | LIN Television Corporation Supplemental Income Deferral Plan
Defined contribution plan
Employer's contribution for eligible employees (as a percent)	5.00%
Amount contributed in the plan	$ 0.5	$ 0.5	$ 0.2
LIN Television | LIN Television Corporation Supplemental Income Deferral Plan | Minimum
Defined contribution plan
Percentage of base salaries which can be deferred	5.00%
Percentage of annual non-equity incentive awards which can be deferred	5.00%
LIN Television | LIN Television Corporation Supplemental Income Deferral Plan | Maximum
Defined contribution plan
Percentage of base salaries which can be deferred	80.00%
Percentage of annual non-equity incentive awards which can be deferred	100.00%